UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent P. Barnes, Secretary

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6511

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Reports to Stockholders.

(a)

Morgan Creek - Exos SPAC Originated ETF
(SPXZ)

SEMI-ANNUAL REPORT

June 30, 2021
(Unaudited)

Morgan Creek - Exos SPAC Originated ETF

Table of Contents

(Unaudited)

Schedule of Investments	2
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes	7
Financial Highlights	8
Notes to Financial Statements	9
Board Consideration and Approval of Advisory and Sub-Advisory Agreements	15
Shareholder Expense Example	18
Supplemental Information	19
Review of Liquidity Risk Management Program	20

Morgan Creek - Exos SPAC Originated ETF

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.5%
Agriculture — 1.3%
AppHarvest, Inc. (a)	20,106	$321,696

Apparel — 1.2%
PLBY Group, Inc. (a)	7,991	310,770

Auto Manufacturers — 8.9%
Arrival SA (a)(b)	16,950	265,607
Canoo, Inc. (a)	34,864	346,548
Fisker, Inc. (a)	18,336	353,518
Hyliion Holdings Corp. (a)	28,616	333,376
Lion Electric Co. (a)(b)	16,426	319,321
Nikola Corp. (a)	18,660	337,000
XL Fleet Corp. (a)	39,860	332,034
		2,287,404

Auto Parts & Equipment — 7.8%
Aeva Technologies, Inc. (a)	29,913	316,180
Innoviz Technologies, Ltd. (a)(b)	35,040	370,373
Luminar Technologies, Inc. (a)	15,020	329,689
QuantumScape Corp. (a)	12,424	363,526
Romeo Power, Inc. (a)	36,689	298,649
Velodyne Lidar, Inc. (a)	29,919	318,338
		1,996,755
Biotechnology — 1.1%
Nuvation Bio, Inc. (a)	29,383	273,556

Building Materials — 1.2%
View, Inc. (a)	37,125	314,820

Chemicals — 1.4%
Danimer Scientific, Inc. (a)	13,831	346,466

Commercial Services — 4.6%
Paya Holdings, Inc. (a)	31,318	345,124
Payoneer Global, Inc. (a)	16,570	171,831
Paysafe, Ltd. (a)(b)	28,420	344,166
Vivint Smart Home, Inc. (a)	23,505	310,266
		1,171,387
Computers — 1.2%
Desktop Metal, Inc. - Class A (a)	26,504	304,796

Electrical Components & Equipment — 1.7%
ChargePoint Holdings, Inc. (a)	12,365	429,560

Entertainment — 5.0%
DraftKings, Inc. - Class A (a)	6,539	341,139
Genius Sports, Ltd. (a)(b)	17,431	327,180
Golden Nugget Online Gaming, Inc. (a)	24,901	317,737
Rush Street Interactive, Inc. (a)	24,626	301,915
		1,287,971
Environmental Control — 1.6%
PureCycle Technologies, Inc. (a)	17,847	422,082

Food — 2.5%
Tattooed Chef, Inc. (a)	15,227	326,619
Utz Brands, Inc.	14,552	317,088
		643,707

The accompanying notes are an integral part of the financial statements.

Morgan Creek - Exos SPAC Originated ETF

Schedule of Investments

June 30, 2021 (Unaudited) (Continued)

	Shares	Value
Healthcare-Products — 6.5%
23andMe Holding Co. (a)	15,381	$179,804
ATI Physical Therapy, Inc. (a)	16,948	161,684
Beauty Health Co. (a)	19,721	331,313
Butterfly Network, Inc. (a)	24,394	353,225
Cano Health, Inc. (a)	23,423	283,418
DermTech, Inc. (a)	8,585	356,878
		1,666,322
Insurance — 1.2%
MetroMile, Inc. (a)	33,052	302,426

Internet — 2.8%
Open Lending Corp. - Class A (a)	8,641	372,341
Opendoor Technologies, Inc. (a)	19,639	348,199
		720,540
Leisure Time — 1.8%
Virgin Galactic Holdings, Inc. (a)	9,956	457,976

Machinery-Construction & Mining — 1.4%
Vertiv Holdings Co.	13,452	367,240

Metal Fabricate/Hardware — 1.3%
Janus International Group, Inc. (a)	23,947	338,371

Mining — 2.0%
MP Materials Corp. (a)	10,393	383,086
Origin Materials, Inc. (a)	16,708	137,006
		520,092
Pharmaceuticals — 1.3%
AdaptHealth Corp. (a)	12,444	341,090

Pre-Combination Special Purpose Acquisition Companies — 31.7%
Ajax I - Class A (a)(b)	16,404	163,384
Alpha Healthcare Acquisition Corp. - Class A (a)	15,239	155,285
Altimeter Growth Corp. - Class A (a)(b)	14,589	170,691
Alussa Energy Acquisition Corp. - Class A (a)(b)	16,780	166,290
Apex Technology Acquisition Corp. - Class A (a)	14,413	176,559
Ares Acquisition Corp. - Class A (a)(b)	16,500	160,875
Atlas Crest Investment Corp. - Class A (a)	16,517	164,509
Austerlitz Acquisition Corp. I - Class A (a)(b)	16,948	168,124
Austerlitz Acquisition Corp. II - Class A (a)(b)	17,347	168,786
Blue Owl Capital, Inc (a)	23,969	308,721
BowX Acquisition Corp. - Class A (a)	13,628	156,722
Bridgetown Holdings, Ltd. - Class A (a)(b)	16,212	164,065
CC Neuberger Principal Holdings II - Class A (a)(b)	16,690	165,064

Churchill Capital Corp. IV - Class A (a)	6,665	192,085
Churchill Capital Corp. VII - Class A (a)	17,295	168,280
CM Life Sciences, Inc. - Class A (a)	12,391	173,598
Cohn Robbins Holdings Corp. - Class A (a)(b)	16,870	166,170
Compute Health Acquisition Corp. - Class A (a)	17,260	169,493
Conx Corp. - Class A (a)	16,758	165,234
Decarbonization Plus Acquisition Corp. - Class A (a)	15,693	161,795
Dragoneer Growth Opportunities Corp. - Class A (a)(b)	16,282	162,169
E.Merge Technology Acquisition Corp. - Class A (a)	16,951	165,442
Foley Trasimene Acquisition Corp. - Class A (a)	14,867	145,251
GO Acquisition Corp. - Class A (a)	16,742	163,737
Gores Holdings V, Inc. - Class A (a)	16,095	162,560
Gores Holdings VI, Inc. - Class A (a)	10,871	176,219
GS Acquisition Holdings Corp. II - Class A (a)	16,366	170,206
Horizon Acquisition Corp. - Class A (a)(b)	16,311	162,294
Horizon Acquisition Corp. II - Class A (a)(b)	17,126	167,321
Jaws Mustang Acquisition Corp. - Class A (a)(b)	17,012	166,037
Landcadia Holdings III, Inc. - Class A (a)	14,161	175,596
Mudrick Capital Acquisition Corp. II - Class A (a)	13,610	169,581
Proterra, Inc. (a)	9,310	159,294
RedBall Acquisition Corp. - Class A (a)(b)	16,619	162,368
Reinvent Technology Partners - Class A (a)(b)	16,507	164,740
Skillsoft Corp. (a)	15,102	148,755
Soaring Eagle Acquisition Corp. - Class A (a)(b)	16,913	168,453
Social Capital Hedosophia Holdings Corp. VI - Class A (a)(b)	16,256	165,811
SoFi Technologies, Inc. (a)	15,300	293,301
Stable Road Acquisition Corp. - Class A (a)	13,500	188,595
STEM, Inc. (a)	10,269	369,787
Supernova Partners Acquisition Co. II, Ltd. (a)(b)	16,515	164,820
SVF Investment Corp. - Class A (a)(b)	17,005	168,009
TPG Pace Beneficial Finance Corp. - Class A (a)(b)	12,395	159,524
TPG Pace Tech Opportunities Corp. - Class A (a)(b)	16,513	163,974
Vy Global Growth - Class A (a)(b)	16,150	160,693
		8,110,267

The accompanying notes are an integral part of the financial statements.

Morgan Creek - Exos SPAC Originated ETF

Schedule of Investments

June 30, 2021 (Unaudited) (Continued)

	Shares	Value
Software — 8.0%
BTRS Holdings, Inc. (a)	22,893	$288,910
E2open Parent Holdings, Inc. (a)	25,607	292,432
Hims & Hers Health, Inc. (a)	28,224	307,359
ironSource, Ltd. - Class A (a)(b)	16,394	172,137
Porch Group, Inc. (a)	17,639	341,138
Skillz, Inc. (a)	16,122	350,170
Talkspace, Inc. (a)	16,560	137,614
WM Technology, Inc. (a)	8,906	159,061
		2,048,821
TOTAL COMMON STOCKS (Cost $29,305,900)		24,984,115

	Principal Amount
SHORT-TERM INVESTMENTS — 2.2%
U.S. Treasury Bills — 2.2%
0.06%, 11/26/2021 (c)	$8,000	7,998
0.05%, 12/09/2021 (c)	559,000	558,882
TOTAL SHORT-TERM INVESTMENTS (Cost $566,951)		566,880

Total Investments (Cost $29,872,851) — 99.7%		25,550,995
Other Assets in Excess of Liabilities — 0.3%		65,265
TOTAL NET ASSETS — 100.0%		$25,616,260

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	The rate shown is the effective yield as of June 30, 2021.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

Morgan Creek - Exos SPAC Originated ETF

Statement of Assets and Liabilities

June 30, 2021 (Unaudited)

Assets
Investments, at value (Cost $29,872,851)	$25,550,995
Cash	100,033
Dividends receivable	742
Investment securities sold	509,180
Total assets	$26,160,950

Liabilities
Payable to Adviser	$21,910
Fund shares redeemed	522,780
Total liabilities	544,690
Net Assets	$25,616,260

Net Assets Consists of:
Paid-in capital	$33,982,978
Total distributable earnings (accumulated Losses)	(8,366,718)
Net Assets	$25,616,260

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,225,000
Net Asset Value, redemption price and offering price per share	$20.91

The accompanying notes are an integral part of the financial statements.

Morgan Creek - Exos SPAC Originated ETF

Statement of Operations

For the Period Ended June 30, 2021(1) (Unaudited)

Investment Income
Dividend Income	$19,269
Interest income	65
Total investment income	19,334

Expenses
Investment advisory fees	127,756
Total expenses	127,756
Net investment income (loss)	(108,422)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(3,936,440)
Net change in unrealized appreciation/depreciation on investments	(4,321,856)
Net realized and unrealized gain (loss) on investments	(8,258,296)

Net increase (decrease) in net assets from operations	$(8,366,718)

(1)	The Fund commenced operations on January 25, 2021.

The accompanying notes are an integral part of the financial statements.

Morgan Creek - Exos SPAC Originated ETF

Statement of Changes

For the Period Ended June 30, 2021(1) (Unaudited)

From Operations
Net investment income (loss)	$(108,422)
Net realized gain (loss) on investments	(3,936,440)
Net change in unrealized appreciation/depreciation on investments	(4,321,856)
Net increase (decrease) in net assets resulting from operations	(8,366,718)

From Capital Share Transactions
Proceeds from shares sold	50,859,805
Cost of shares redeemed	(16,876,827)
Net increase in net assets resulting from capital share transactions	33,982,978

Total Increase in Net Assets	25,616,260

Net Assets
Beginning of period	—
End of period	$25,616,260

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	2,025,000
Shares redeemed	(800,000)
Shares outstanding, end of period	1,225,000

(1)	The Fund commenced operations on January 25, 2021.

The accompanying notes are an integral part of the financial statements.

Morgan Creek - Exos SPAC Originated ETF

Financial Highlights

For a Share Outstanding Throughout the Period

Period Ended June 30, 2021(1) (Unaudited)
Net Asset Value, Beginning of Period	$25.00

Income (Loss) from investment operations:
Net investment income (loss)(2)	(0.08)
Net realized and unrealized gain (loss) on investments	(4.01)
Total from investment operations	(4.09)

Net Asset Value, End of Period	$20.91

Total return, at NAV(3)(4)	(16.36)%
Total return, at Market(3)(4)	(16.46)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$25,616

Ratio of expenses to average net assets(5)	1.00%
Ratio of net investment income (loss) to average net assets(5)	(0.85)%
Portfolio turnover rate(4)(6)	87%

(1)	The Fund commenced investment operations on January 25, 2021.

(2)	Per share net investment income (loss) was calculated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of the financial statements.

Morgan Creek - Exos SPAC Originated ETF

Notes to Financial Statements

June 30, 2021 (Unaudited)

1.	ORGANIZATION

Morgan Creek - Exos SPAC Originated ETF (the “Fund”) is a non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is an actively-managed exchange-traded fund (“ETF”). The Fund’s objective is to invest primarily in U.S.-listed special purpose acquisition companies (“SPACs”) and in companies that have merged with or been acquired by a SPAC.

Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Morgan Creek Capital Management, LLC (“Morgan Creek” or “Adviser”), the Fund’s Investment Adviser and Exos Asset Management, LLC (“Exos” or “Sub-Adviser”), the Fund’s Sub-Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, the Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Morgan Creek - Exos SPAC Originated ETF

Notes to Financial Statements

June 30, 2021 (Unaudited) (Continued)

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are generally valued using the last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2021 are as follows:

	Level 1	Level 2	Level 3	Total
Investments - Assets*
Common Stocks	$24,984,115	$—	$—	$24,984,115
Short-Term Investments	—	566,880	—	566,880
Total Investments - Assets	$24,984,115	$566,880	$—	$25,550,995

* See the Schedule of Investments for industry classifications.

Morgan Creek - Exos SPAC Originated ETF

Notes to Financial Statements

June 30, 2021 (Unaudited) (Continued)

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Dividend income is recognized on the ex-dividend date. Withholding taxes on foreign dividends has been provided for in accordance with Fund’s understanding of the applicable tax rules and regulations. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Fund is treated as a separate entity for Federal income tax purposes. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Fund generally pays out dividends from net investment income, if any, at least annually and distributes its net capital gains, if any, to shareholders at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Fund’s Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Fund commenced operations on January 25, 2021.

Indemnification

In the normal course of business, the Fund expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser expects the risk of loss to be remote.

Morgan Creek - Exos SPAC Originated ETF

Notes to Financial Statements

June 30, 2021 (Unaudited) (Continued)

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Fund, and Morgan Creek, the Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. Morgan Creek has agreed to pay all expenses of the Fund except the fee paid to Morgan Creek under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Exos, a Delaware limited liability company serves as the sub-adviser to the Fund. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees. For its services, the Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which fee is calculated and paid monthly, at a rate of 50% of the Adviser’s net advisory fee, net of Fund expenses paid by the Adviser and expenses paid by the Adviser related to the statutory distributor.

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor pursuant to a Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Fund. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Fund. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Fund pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” A Creation Unit generally consists of 25,000 shares. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares

Morgan Creek - Exos SPAC Originated ETF

Notes to Financial Statements

June 30, 2021 (Unaudited) (Continued)

generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the Fund for each creation order is $250.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Fund are displayed in the Capital Share Transactions section on the Statement of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Fund and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Fund will be issued to such authorized participant notwithstanding the fact that the Fund’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Fund or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.

5.	INVESTMENT TRANSACTIONS

During the period ended June 30, 2021, the Fund realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statement of Operations is as follows:

Realized Gains
$16,487,346

Morgan Creek - Exos SPAC Originated ETF

Notes to Financial Statements

June 30, 2021 (Unaudited) (Continued)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended June 30, 2021 were as follows:

Purchases	Sales	Creations In-Kind	Redemptions In-Kind
$24,563,178	$24,280,303	$49,446,258	$16,487,346

6.	PRINCIPAL RISKS

As with all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Investment Risks.”

7. SUBSEQUENT EVENTS

On July 7, 2021, Foreside Financial Services, LLC (“Foreside”), the Fund’s distributor, announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction is expected to close at the end of the third quarter of 2021. Foreside will remain the Fund’s distributor at the close of the transaction, subject to Board approval.

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

Morgan Creek - Exos SPAC Originated ETF

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

June 30, 2021 (Unaudited)

At a meeting held on December 10, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Advisory Agreement”) between Morgan Creek Asset Management, LLC (the “Adviser”) and the Trust, on behalf of Morgan Creek - Exos SPAC Originated ETF (the “Fund”), and a sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) between the Adviser, the Trust, and Exos Asset Management, LLC (the “Sub-Adviser”) with respect to the Fund.

Pursuant to Section 15 of the 1940 Act and related exemptive relief, the Agreements must be approved by: (i) the vote of the Trustees or a vote of the shareholders of the Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Consistent with those responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser and Sub-Adviser and, during the Meeting, representatives from the Adviser and Sub-Adviser presented additional oral and written information to help the Board evaluate the Agreements. Among other things, representatives from the Adviser and Sub-Adviser provided overviews of their advisory businesses, including information on investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services to be provided by the Adviser and Sub-Adviser, as well as the rationale for launching the Fund, the Fund’s proposed fees, and the operational aspects of the Fund. During the Meeting, the Board discussed the materials it received, including memoranda from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of the Agreements under the 1940 Act, considered the written materials that it received before the Meeting and the oral presentations, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser and Sub-Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory and sub-advisory arrangements and the Trustees’ responsibilities relating thereto. The consideration of the Agreements was conducted by both the full Board and the Independent Trustees, who also voted separately.

At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund; (ii) Fund expenses and performance; (iii) the cost of the services to be provided and profits to be realized by the Adviser and Sub-Adviser from the relationship with the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Fund grows and whether the overall advisory fee for the Fund would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser or Sub-Adviser from the relationship with the Fund, including any fall-out benefits enjoyed by the Adviser or Sub-Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s policies and procedures, including the firm’s code of ethics. The Trust’s Chief Compliance Officer then noted that he had reviewed the Adviser’s compliance program and the program appeared to adequately address the major areas of risk associated with its current advisory business. He further stated that he believed the Adviser’s policies and procedures are reasonably likely to prevent violation of federal securities law and referred the Board to a memorandum in the Materials containing a detailed description of the elements of the Adviser’s compliance program and any changes he suggested the

Morgan Creek - Exos SPAC Originated ETF

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

June 30, 2021 (Unaudited) (Continued)

Adviser incorporate. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision making process, details about the Fund, and the services to be provided by the Adviser.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions, oversight of the sub-adviser, monitoring compliance with various Fund policies and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed fund.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in their deliberations.

Cost of Services to be Provided and Economies of Scale. The Board then reviewed the proposed expense ratio for the Fund and compared it to the universe of Technology ETFs as reported by Morningstar (the “Category Peer Group”) and its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that the proposed expense ratio for the Fund was significantly higher than the median for the Category Peer Group.

The Board further noted that the Fund’s proposed expense ratio was higher than the median expense ratio for the Selected Peer Group that were domestic and global funds that seek to deliver returns in investments in SPACs. The Board determined that the Fund’s anticipated expense ratio, including the proposed advisory fee, was reasonable given the nature of the Fund’s investment strategy.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.

The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale would be shared with Fund shareholders in the initial period of the Fund’s operations, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to the Fund. The Board noted the responsibilities that the Sub-Adviser would have as Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; proxy voting with respect to securities held by the Fund; and implementation of Board directives as they relate to the Fund.

Morgan Creek - Exos SPAC Originated ETF

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

June 30, 2021 (Unaudited) (Continued)

In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s policies and procedures, including firm’s code of ethics. The Trust’s Chief Compliance Officer then noted that the Adviser reviewed the Sub-Adviser’s compliance program and the program appeared to adequately address the major areas of risk associated with its current advisory business. He further stated that the Adviser provided the Board a memorandum contained in the Materials discussing its review of the Sub-Adviser’s compliance program. The Board noted that it had received a copy of the Sub-Adviser’s registration form (“Form ADV”), as well as the response of the Sub-Adviser to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision making process, details about the Fund, and the services to be provided by the Sub-Adviser. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it would be sub-advising.

Historical Performance. The Board noted that the Fund had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration with respect to the Fund.

Costs of Services to be Provided and Economies of Scale. The Board reviewed the advisory fee to be paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to the Fund.

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board determined that it would monitor fees as the Fund’s assets grow to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Morgan Creek - Exos SPAC Originated ETF

Shareholder Expense Example

(Unaudited)

As a shareholder of a Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (January 1, 2021 to June 30, 2021), except as noted in footnotes below.

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Hypothetical Account Value 1/1/21	Beginning Account Value 1/25/21^	Ending Account Value 6/30/21	Annualized Expense Ratios	Expenses Paid During the Period
Morgan Creek - Exos SPAC Originated ETF
Actual	N/A	$ 1,000.00	$ 836.40	1.00%	$ 3.95(1)
Hypothetical (5% return before expenses)	$ 1,000.00	N/A	$ 1,019.84	1.00%	$ 5.01(2)

(^)	Fund commenced operations on January 25, 2021.

(1)

Actual expenses are calculated using the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent inception period, 157 days, and divided by the number of days in the most recent twelve-month period, 365 days.

(2)

Hypothetical expenses are calculated using the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 181 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Morgan Creek - Exos SPAC Originated ETF

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. A copy of the prospectus for the Fund may be obtained without charge by writing to the Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-855-857-2677, or by visiting the Fund’s website at www.morgancreekcap.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-855-857-2677. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

The Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-855-857-2677 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available without charge, on the Fund’s website at www.morgancreekcap.com.

Morgan Creek - Exos SPAC Originated ETF

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

In addition, the investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

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Investment Adviser:

Morgan Creek Capital Management, LLC
301 W. Barbee Chapel Road, Suite 200
Chapel Hill, NC 27517

Investment Sub-Adviser:

Exos Asset Management, LLC
1023 Esplanade
Pelham, NY 10803

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Fund.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable for semi-annual reports.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	9/2/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	9/2/2021

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	9/2/2021

* Print the name and title of each signing officer under his or her signature.